Geographic And Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Geographic And Segment Reporting [Abstract]
Reportable Segment Data

	Licenses	Maintenance Services	Professional Services	Total
Year ended December 31, 2011:
Revenues	$337,889	$461,793	$57,733	$857,415
Cost of revenues	34,687	42,183	46,248	123,118

Gross profit	$303,202	$419,610	$11,485	$734,297

Year ended December 31, 2010:
Revenues	$320,683	$399,901	$46,513	$767,097
Cost of revenues	24,404	31,370	36,439	92,213

Gross profit	$296,279	$368,531	$10,074	$674,884

Year ended December 31, 2009:
Revenues	$279,238	$377,955	$38,043	$695,236
Cost of revenues	26,974	28,599	29,929	85,502

Gross profit	$252,264	$349,356	$8,114	$609,734

Schedule Of Geographical Segment Information

	United States	Ireland	Other International (2)	Total
Year ended/As of December 31, 2011:
Revenues	$503,919	$156,860	$196,636	$857,415
Long-lived assets (1)	120,929	13,747	15,553	150,229

Year ended/As of December 31, 2010:
Revenues	$477,255	$104,075	$185,767	$767,097
Long-lived assets (1)	79,422	5	13,270	92,697

Year ended/As of December 31, 2009:
Revenues	$434,213	$66,103	$194,920	$695,236
Long-lived assets (1)	81,627	10	15,021	96,658

(1)	Includes property and equipment, net and other assets.
(2)	No single location within Other International accounts for greater than 10% of total revenues.